UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.4%
Consumer Discretionary - 4.0%
Coach, Inc.	85	$3,193
McDonald's Corp.	4,000	374,800
Omnicom Group, Inc.	2,800	216,916
		594,909
Consumer Staples - 12.7%
Coca-Cola Co.	80	3,378
Colgate-Palmolive Co.	2,900	200,651
PepsiCo, Inc.	4,600	434,976
Procter & Gamble Co.	4,200	382,578
Sysco Corp.	10,800	428,652
Wal-Mart Stores, Inc.	4,900	420,812
		1,871,047
Financials - 1.5%
Berkshire Hathaway, Inc., Class B *	1,450	217,717
Health Care - 11.5%
Baxter International, Inc.	5,900	432,411
Becton, Dickinson & Co.	3,100	431,396
Medtronic, Inc.	2,900	209,380
Stryker Corp.	2,300	216,959
Varian Medical Systems, Inc. *	4,800	415,248
		1,705,394
Industrials - 8.8%
C.H. Robinson Worldwide, Inc.	5,800	434,362
Expeditors International of Washington, Inc.	4,700	209,667
Precision Castparts Corp.	900	216,792
United Technologies Corp.	3,800	437,000
		1,297,821
Information Technology - 21.9%
Accenture, Class A	4,900	437,619
Apple, Inc.	3,800	419,444
Cisco Systems, Inc.	15,400	428,351
Cognizant Technology Solutions Corp., Class A *	3,900	205,374
Google, Inc., Class A *	400	212,264
International Business Machines Corp.	1,100	176,484
Microsoft Corp.	12,300	571,335
Oracle Corp.	12,800	575,616
Total Systems Services , Inc.	6,000	203,760
		3,230,247
Total Common Stocks
(Cost $8,518,794)		8,917,135

SHORT-TERM INVESTMENT - 38.5%
Invesco Treasury Portfolio, 0.01% ^
(Cost $5,680,203)	5,680,203	5,680,203

Total Investments - 98.9%
(Cost $14,198,997)		14,597,338
Other Assets and Liabilities, Net - 1.1%		163,051
Total Net Assets - 100.0%		$14,760,389

* Non-income producing security.
^ Variable Rate security - The rate shown is the rate in effect as of December 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,917,135	$-	$-	$8,917,135
Short-Term Investment	5,680,203	-	-	5,680,203
Total Investments	$14,597,338	$-	$-	$14,597,338

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:

Port Street Quality Growth Fund

Cost of investments	$14,198,997

Gross unrealized appreciation	476,078
Gross unrealized depreciation	(77,737)
Net unrealized appreciation	$398,341

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 25, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 25, 2015